Submission	Jun. 23, 2025
Submission [Line Items]
Central Index Key	0001329606
Registrant Name	CLEAN ENERGY TECHNOLOGIES, INC.
Registration File Number	333-275127
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES